Related Parties Transactions - Schedule of Related Parties of the Company with whom Transactions (Details)		3 Months Ended	12 Months Ended
		Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2025 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Due from related parties- Non-current, net		$ 958,616	$ 1,014,193
Less: allowance for expected credit losses accounts		$ (958,616)	(1,014,193)
Net, Due from related parties				$ 3,941,299	$ 3,941,299
BioFirst Corporation (the "BioFirst") [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries		Entity controlled by controlling beneficiary shareholder of YuanGene
BioFirst (Australia) Pty Ltd. (the “BioFirst (Australia)”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries		100% owned by BioFirst; Entity controlled by controlling beneficiary shareholder of YuanGene
Rgene Corporation (the “Rgene”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries		Shareholder of the Company; Entity controlled by controlling beneficiary shareholder of YuanGene; the Chairman of Rgene is Mr. Tsung-Shann Jiang
GenePharm Inc. (the “GenePharm”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries		Dr. George Lee, Board Director of Biokey, is the Chairman of GenePharm.
The Jiangs [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries		Mr. Tsung-Shann Jiang, the controlling beneficiary shareholder of the Company and Rgene, the Chairman and CEO of the BioLite Holding Inc. and BioLite Inc. and the President and a member of board of directors of BioFirst Ms. Shu-Ling Jiang, Mr. Tsung-Shann Jiang’s wife, is the Chairman of Keypoint; and a member of board of directors of BioLite Inc. Mr. Eugene Jiang is Mr. and Ms. Jiang’s son. Mr. Eugene Jiang is the chairman, and majority shareholder of the Company and a member of board of directors of BioLite Inc. Mr. Chang-Jen Jiang is Mr. Tsung-Shann Jiang’s sibling and the director of the Company. Ms. Mei-Ling Jiang is Ms. Shu-Ling Jiang’s sibling.
Due to related parties	[1]	$ 222,522	274,170
BioLite Japan [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries		Entity controlled by controlling beneficiary shareholder of ABVC
BioHopeKing Corporation (“BHK”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries		Entity controlled by controlling beneficiary shareholder of ABVC
AiBtl (Holding) BioPharma, Inc. (“AiBtl Holding”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries		Founding shareholder of AiBtl BioPharma Inc.
Jaimes Vargas Russman [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries		CEO of AiBtl BioPharma Inc.
Lion Arts Promotion, Inc. [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries		Entity controlled by the Jiangs.
Rgene [Member]
Related Party Transaction [Line Items]
Accounts receivable due from related parties						$ 10,463
Due from related party- Current	[2]	1,867	565,711
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable due from related parties						10,463
Due from related party- Current		537,119	1,155,051			747,573
Net, Due from related parties						113,516
Due to related parties		819,384	773,045			$ 173,493
BioFirst [Member]
Related Party Transaction [Line Items]
Due from related party- Current	[3]	535,252	589,340
BioFirst (Australia) [Member]
Related Party Transaction [Line Items]
Due from related parties- Non-current, net	[4]	$ 839,983	$ 839,983
BioHopeKing Corporation [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries		Collaborating with the Company to develop and commercialize drugs (referring to Note 4, Collaborative Agreements)	Collaborating with the Company to develop and commercialize drugs (referring to Note 4, Collaborative Agreements)
Due from related parties- Non-current, net	[5]	$ 118,633	$ 120,210
AiBtl Holding [Member]
Related Party Transaction [Line Items]
Due to related parties	[6]	348,219	348,219
Shareholders [Member]
Related Party Transaction [Line Items]
Due to related parties	[7]	140,266	142,130
Lion Art Promotion Inc [Member]
Related Party Transaction [Line Items]
Due to related parties	[8]	65,738
Directors [Member]
Related Party Transaction [Line Items]
Due to related parties	[9]	$ 12,953	$ 8,526

[1]	Since 2019, the Jiangs advanced funds to the Company for working capital purpose. As of March 31, 2025 and December 31, 2024, the outstanding balance due to the Jiangs amounted to $222,522 and $274,170, respectively. These loans bear no interest and are due on demand.
[2]

On June 16, 2022, the Company entered into a one-year convertible loan agreement with Rgene, with a principal amount of $1,000,000 and made $500,000 to Rgene which bears interest at 5% per annum for the use of working capital that, if fully converted, would result in ABVC owning an additional 6.4% of Rgene. The Company may convert the Note at any time into shares of Rgene’s common stock at either (i) a fixed conversion price equal to $1.00 per share or (ii) 20% discount of the stock price of the then most recent offering, whichever is lower; the conversion price is subject to adjustment as set forth in the Note. The Note includes standard events of default, as well as a cross-default provision pursuant to which a breach of the Service Agreement will trigger an event of default under the convertible note if not cured after 5 business days of written notice regarding the breach is provided. The loan was converted to Rgene’s common stock in May 2024 but the Company was not informed until April 2025. Please see detail discussion in Note 7.

As of March 31, 2025 and December 31, 2024, the outstanding loan balance were $0 and $500,000; and accrued interest was $0and $63,819, respectively. Both principal and accrued interest were converted to Rgene’s common stocks.

As of March 31, 2025 and December 31, 2024, the Company has other receivables amounted to $1,867 and $1,892, respectively, from Rgene due to daily operations.

[3]	On December 31, 2023, BioLite Taiwan entered into a loan agreement with BioFirst, with a principal amount of NTD 11,072,360 (approximately $337,707), which bears interest at 12% per annum for the use of working capital. During the year ended December 31, 2024, the Company entered into another loan agreement with BioFirst, with a principal amount of NTD 11,406,000 (approximately $347,883), which bears interest at 12% per annum for the use of working capital. As of March 31, 2025 and December 31, 2024, the outstanding loan balance were NTD 15,458,360 (approximately $465,297) and NTD 17,571,076 (approximately $535,918), respectively; accrued interests were$68,971 and $53,422, respectively. The Company has received NTD 2,080,000 (approximately $64,896) and $0 repayment during the three months ended March 31, 2025 and 2024, respectively.
[4]

On July 1, 2020, the Company entered into a loan agreement with BioFirst (Australia) for $361,487 to properly record R&D cost and tax refund allocation based on co-development contract executed on July 24, 2017. The loan was originally set to be mature on September 30, 2021 with an interest rate of 6.5% per annum, but on September 7, 2021, the Company entered into a loan agreement with BioFirst (Australia) for $67,873 to meet its new project needs. On July 27, 2021, the Company repaid a loan 249,975 to BioFirst (Australia). On December 1, 2021, the Company entered into a loan agreement with BioFirst (Australia) for $250,000 to increase the cost for upcoming projects. The loan will be matured on November 30, 2022 with an interest rate of 6.5% per annum. In 2022, the Company entered into several loan agreements with BioFirst (Australia) for a total amount of $507,000 to increase the cost for upcoming projects.  During the first quarter of 2023, the Company entered into several loan agreements with BioFirst (Australia) for a total amount of $88,091 to increase the cost for upcoming projects. During the second quarter of 2023, the Company entered into several loan agreements with BioFirst (Australia) for a total amount of $25,500 to increase the cost for upcoming projects. All the loans period was twelve months with an interest rate of 6.5% per annum. For accounting purpose, the due from and due to related party balances was being net off. As of March 31, 2025 and December 31, 2024, the outstanding loan balances and allocated research fee were both amounted to $681,185, and accrued interest balances were both amounted $158,798.

The business conditions of BioFirst (Australia) deteriorated and, as a result, the Company recognized expected credit losses of $839,983 for the year ended December 31, 2023. The Company stopped accruing interest income recognizing such losses.

[5]	On February 24, 2015, BioLite Taiwan and BioHopeKing Corporation (the “BHK”) entered into a co-development agreement, (the “BHK Co-Development Agreement”, see Note 4). The development costs shall be shared 50/50 between BHK and the Company. Under the term of the agreement, BioLite issued relevant development cost to BHK. As of March 31, 2025 and December 31, 2024, due from BHK was both NTD 3,941,299 (approximately$118,633 and $120,210, respectively). The business conditions of BHK deteriorated and as a result, the Company recognized expected credit losses of NTD 3,941,299 as of December 31, 2024. No recovery was made during three months ended March 31, 2025.
[6]	On April 11, 2024, May 10, 2024, August 15, 2024, and December 24, 2024, AiBtl received short-term loans from its founding shareholder, AiBtl Holding, for the principal amounts of $40,000, $60,000, $33,732, and $214,487, respectively, for the purpose of daily operations. These loans do not bear interest and are payable on demand.
[7]	Since 2018, the Company’s shareholders have advanced funds to the Company for working capital purpose. The advances bear interest rate around 12% per annum. As of March 31, 2025 and December 31, 2024, the outstanding principal and accrued interest was $140,266 and $142,130, respectively. Interest expenses in connection with these loans were $4,963 and $5,938 for the three months ended March 31, 2025 and 2024, respectively.
[8]	Accrued consulting services fee for the three months ended March 31, 2025.
[9]	As of March 31, 2025 and December 31, 2024, due to Directors amounted to $12,953 and $8,526, respectively, were related to the daily operating expenses since inception in 2023 paid by the Directors of AiBtl on behalf of the entity.